Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	Note 7 - Subsequent Events: None

Note 14 - Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than disclosed.

On January 1, 2018, the Company issued 5,175,400 shares of Common Stock upon the conversion of 25,877 shares of Series B Convertible Preferred stock.